Asset Retirement Obligations (Tables)	12 Months Ended
Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes to Asset Retirement Obligation
	2012	2011
Balance, beginning of year	$727,336	$767,540
Additions	-	42,197
Disposition	(165,325)	-
Revisions	-	(143,268)
Accretion	65,061	60,867
	627,072	727,336
Current portion for cash flows expected to be incurred within one year	(260,482)	(205,700)
Long-term portion, end of year	$366,590	$521,636

Expected Timing of Asset Retirement Obligations
Year Ended April 30
2013	260,482
2014	122,222
2015	135,556
2016	75,556
Thereafter	358,476
952,292
Effect of discount	(325,220)
Total	$627,072